UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07540

Global High Income Fund Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

1285 Avenue of the Americas

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

Item 1. Schedule of Investments

Global High Income Fund Inc.

Industry diversification (unaudited)

As a percentage of net assets

As of July 31, 2014

Bonds
Corporate bonds
Banks	8.26%
Building products	0.04
Capital markets	0.74
Chemicals	0.11
Construction materials	0.15
Diversified financial services	3.79
Electric utilities	1.96
Electrical equipment	1.19
Energy equipment & services	0.09
Food & staples retailing	0.09
Metals & mining	0.18
Oil, gas & consumable fuels	5.65
Road & rail	1.38
Specialty retail	0.14

Total corporate bonds	23.77%
Non-US government obligations	66.66
Structured notes	1.47

Total bonds	91.90%
Short-term investment	6.75

Total investments	98.65%
Cash and other assets, less liabilities	1.35

Net assets	100.00%

Global High Income Fund Inc.

Portfolio of investments — July 31, 2014 (unaudited)

	Face amount		Value
Bonds: 91.90%
Corporate bonds: 23.77%
Azerbaijan: 0.61%
International Bank of
Azerbaijan OJSC Via
Rubrika Finance Co., Ltd.,
7.200%, due 10/31/16		$1,500,000	$1,537,500

Brazil: 2.31%
Banco do Brasil SA,
5.875%, due 01/26/22[1]		1,900,000	1,941,230
Caixa Economica Federal,
2.375%, due 11/06/17[1]		200,000	192,940
Centrais Eletricas Brasileiras SA,
5.750%, due 10/27/21[1]		500,000	505,000
5.750%, due 10/27/21[2]		2,200,000	2,222,000
Petrobras Global Finance BV,
2.374%, due 01/15/19[3]		470,000	468,825
3.112%, due 03/17/20[3]		450,000	457,043

			5,787,038

China: 0.20%
China Lesso Group Holdings Ltd.,
7.875%, due 05/13/16[2]		99,567	103,052
China Shanshui Cement Group Ltd.,
10.500%, due 04/27/17[2]		360,000	389,700

			492,752

Croatia: 0.09%
Agrokor DD,
8.875%, due 02/01/20[1]		200,000	221,850

Czech Republic: 0.21%
EP Energy AS,
5.875%, due 11/01/19[1]	EUR	350,000	532,608

Hungary: 0.13%
Magyar Export-Import Bank Zrt,
5.500%, due 02/12/18[2]		$300,000	320,601

India: 0.97%
Canara Bank/London,
6.365%, due 11/28/21[3]		650,000	665,190
ICICI Bank Ltd.,
6.375%, due 04/30/22[2,3]		1,700,000	1,759,500

			2,424,690

Indonesia: 1.22%
Majapahit Holding BV,
7.250%, due 06/28/17[1]		100,000	113,000
Pertamina Persero PT,
4.300%, due 05/20/23[1]		200,000	190,300
5.625%, due 05/20/43[1]		200,000	188,566
6.000%, due 05/03/42[1]		1,700,000	1,672,375
6.450%, due 05/30/44[1]		650,000	677,625
6.500%, due 05/27/41[2]		200,000	210,000

			3,051,866

Global High Income Fund Inc.

Portfolio of investments — July 31, 2014 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
Kazakhstan: 0.96%
Development Bank of
Kazakhstan JSC,
5.500%, due 12/20/15[1]		$264,000	$274,560
Kazakhstan Temir Zholy Finance BV,
6.950%, due 07/10/42[1]		750,000	838,125
6.950%, due 07/10/42[2]		350,000	391,125
KazMunayGas National Co. JSC,
4.400%, due 04/30/23[2]		200,000	199,250
5.750%, due 04/30/43[1]		700,000	687,610

			2,390,670

Malaysia: 1.17%
Malayan Banking Bhd,
3.250%, due 09/20/22[2,3]		2,900,000	2,922,350

Mexico: 1.13%
Comision Federal de Electricidad,
4.875%, due 01/15/24[2]		1,450,000	1,532,501
5.750%, due 02/14/42[1]		500,000	524,570
Petroleos Mexicanos,
6.625%, due 06/15/35		650,000	764,530

			2,821,601

Morocco: 0.11%
OCP SA,
6.875%, due 04/25/44[1]		250,000	265,000

Netherlands: 0.64%
FBN Finance Co. BV,
8.000%, due 07/23/21[1,3]		1,600,000	1,601,600

Peru: 0.17%
Fondo MIVIVIENDA SA,
3.500%, due 01/31/23[1]		450,000	429,570

Philippines: 1.19%
Power Sector Assets & Liabilities
Management Corp.,
9.625%, due 05/15/28		2,000,000	2,967,500

Russia: 3.65%
Evraz Group SA,
6.500%, due 04/22/20[2]		250,000	222,500
Metalloinvest Finance Ltd.,
5.625%, due 04/17/20[2]		250,000	227,500
RSHB Capital SA for OJSC
Russian Agricultural Bank,
5.298%, due 12/27/17[2]		1,000,000	964,145
8.700%, due 03/17/16	RUB	10,000,000	264,302
TMK OAO Via TMK Capital SA,
6.750%, due 04/03/20[2]		$250,000	228,750
Sberbank of Russia,
5.717%, due 06/16/21[2]		580,000	570,355
6.125%, due 02/07/22[2]		700,000	700,000

Global High Income Fund Inc.

Portfolio of investments — July 31, 2014 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
VEB Finance Ltd.,
5.375%, due 02/13/17[2]		$2,550,000	$2,511,750
5.942%, due 11/21/23[1]		500,000	453,750
6.025%, due 07/05/22[1]		200,000	183,750
6.025%, due 07/05/22[2]		1,400,000	1,286,250
6.800%, due 11/22/25[1]		1,000,000	942,500
6.902%, due 07/09/20[1]		200,000	197,500
6.902%, due 07/09/20[2]		400,000	395,000

			9,148,052

Singapore: 0.36%
Oversea-Chinese Banking Corp., Ltd.,
3.150%, due 03/11/23[2,3]		900,000	902,701

South Africa: 1.03%
Edcon Pty Ltd.,
9.500%, due 03/01/18[1]		350,000	341,251
Transnet SOC Ltd.,
9.500%, due 05/13/21[1]	ZAR	12,660,000	1,173,013
10.000%, due 03/30/29		12,000,000	1,063,415

			2,577,679

Sri Lanka: 0.78%
National Savings Bank,
8.875%, due 09/18/18[1]		$900,000	1,027,125
8.875%, due 09/18/18[2]		800,000	913,000

			1,940,125

Turkey: 2.87%
Export Credit Bank of Turkey,
5.375%, due 11/04/16[1]		700,000	735,000
5.875%, due 04/24/19[1]		400,000	427,000
TC Ziraat Bankasi AS,
4.250%, due 07/03/19[1,4]		900,000	893,250
Turkiye Halk Bankasi AS,
3.875%, due 02/05/20[2]		1,900,000	1,805,000
4.875%, due 07/19/17[1]		800,000	824,000
Turkiye Vakiflar Bankasi Tao,
3.750%, due 04/15/18[2]		1,300,000	1,272,375
5.000%, due 10/31/18[2]		800,000	816,248
5.750%, due 04/24/17[2]		400,000	420,500

			7,193,373

Ukraine: 0.47%
Nak Naftogaz Ukraine,
9.500%, due 09/30/14		1,220,000	1,186,450

United Arab Emirates: 0.74%
IPIC GMTN Ltd.,
5.500%, due 03/01/22[2]		1,620,000	1,854,900

Venezuela: 2.76%
Petroleos de Venezuela SA,
5.250%, due 04/12/17[2]		530,000	446,589
6.000%, due 11/15/26[2]		2,360,000	1,454,940
8.500%, due 11/02/17[1]		720,000	671,760
8.500%, due 11/02/17[2]		610,000	569,130
9.000%, due 11/17/21[2]		2,860,000	2,428,140
9.750%, due 05/17/35[2]		1,650,000	1,332,375

Global High Income Fund Inc.

Portfolio of investments — July 31, 2014 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (concluded)
			$6,902,934

Total corporate bonds
(cost $59,035,482)			59,473,410

Non-US government obligations: 66.66%
Albania: 1.02%
Republic of Albania,
7.500%, due 11/04/15	EUR	1,800,000	2,555,920

Argentina: 0.41%
Republic of Argentina,
0.000%, due 12/15/35[5]		$520,000	48,100
0.000%, due 12/15/35[5]		501,737	45,658
7.000%, due 10/03/15		165,000	155,158
Series 1, 8.750%, due 06/02/17		872,897	772,514

			1,021,430

Belarus: 1.91%
Republic of Belarus,
8.750%, due 08/03/15[2]		4,550,000	4,618,250
8.950%, due 01/26/18[2]		150,000	159,000

			4,777,250

Brazil: 9.03%
Federative Republic of Brazil,
5.000%, due 01/27/45		800,000	770,000
6.000%, due 08/15/50[6]	BRL	1,000,000	1,071,188
Notas do Tesouro Nacional,
Series B,
6.000%, due 08/15/16[6]		4,100,000	4,498,149
6.000%, due 08/15/22[6]		2,720,000	2,960,891
6.000%, due 05/15/45[6]		7,950,000	8,530,225
Series F,
10.000%, due 01/01/17		1,280,000	545,709
10.000%, due 01/01/21		6,428,000	2,609,724
State of Minas Gerais,
5.333%, due 02/15/28[1]		$1,600,000	1,600,000

			22,585,886

China: 0.21%
China Government Bond,
2.480%, due 12/01/20	CNY	3,500,000	532,219

Colombia: 3.54%
Republic of Colombia,
2.625%, due 03/15/23		$580,000	543,750
4.375%, due 07/12/21		350,000	374,500
4.375%, due 03/21/23	COP	395,000,000	188,329
6.000%, due 04/28/28		484,000,000	233,573
6.125%, due 01/18/41		$150,000	180,750
7.375%, due 09/18/37		575,000	782,000
7.750%, due 04/14/21	COP	2,530,000,000	1,509,737
8.125%, due 05/21/24		$250,000	336,875
9.850%, due 06/28/27	COP	5,051,000,000	3,464,631
12.000%, due 10/22/15		2,130,000,000	1,235,652

			8,849,797

Costa Rica: 0.54%
Banco Nacional de Costa Rica,
4.875%, due 11/01/18[2]		$600,000	615,000
6.250%, due 11/01/23[1]		500,000	517,500

Global High Income Fund Inc.

Portfolio of investments — July 31, 2014 (unaudited)

	Face amount		Value
Bonds — (continued)
Non-US government obligations — (continued)
Republic of Costa Rica,
7.000%, due 04/04/44[1]		$200,000	$213,000

			1,345,500

Dominican Republic: 0.09%
Republic of Dominica,
7.500%, due 05/06/21[1]		200,000	231,062

Ecuador: 0.13%
Republic of Ecuador,
7.950%, due 06/20/24[1]		300,000	310,349

El Salvador: 0.43%
Republic of El Salvador,
7.750%, due 01/24/23[2]		320,000	360,800
8.250%, due 04/10/32[2]		615,000	718,062

			1,078,862

Gabon: 0.24%
Gabonese Republic,
6.375%, due 12/12/24[1]		550,000	594,000

Ghana: 0.48%
Republic of Ghana,
7.875%, due 08/07/23[2]		700,000	678,125
8.500%, due 10/04/17[2]		500,000	527,500

			1,205,625

Honduras: 0.09%
Republic of Honduras,
8.750%, due 12/16/20[1]		200,000	218,056

Hungary: 2.22%
Government of Hungary,
5.375%, due 02/21/23		550,000	586,108
5.750%, due 11/22/23		800,000	870,224
6.500%, due 06/24/19	HUF	90,000,000	431,910
6.750%, due 02/24/17		70,000,000	326,990
7.500%, due 11/12/20		150,000,000	764,218
7.625%, due 03/29/41		$900,000	1,144,422
Magyar Fejlesztesi Bank Rt,
5.875%, due 05/31/16	EUR	1,000,000	1,433,944

			5,557,816

Indonesia: 6.84%
Indonesia Treasury Bond,
8.375%, due 03/15/34	IDR	1,210,000,000	101,782
9.000%, due 03/15/29		66,350,000,000	5,986,002
9.500%, due 07/15/23		29,400,000,000	2,747,919
11.750%, due 08/15/23		4,600,000,000	486,853
12.000%, due 09/15/26		12,215,000,000	1,349,263
Republic of Indonesia,
3.375%, due 04/15/23[2]		$300,000	283,875
3.750%, due 04/25/22[2]		430,000	422,475
4.875%, due 05/05/21[1]		1,080,000	1,142,100
5.875%, due 03/13/20[2]		1,000,000	1,118,750
6.625%, due 02/17/37[2]		920,000	1,061,450
7.750%, due 01/17/38[2]		1,235,000	1,596,237
8.500%, due 10/12/35[2]		400,000	552,500
11.625%, due 03/04/19[2]		200,000	271,000

			17,120,206

Iraq: 0.12%
Republic of Iraq,
5.800%, due 01/15/28[2]		350,000	309,750

Global High Income Fund Inc.

Portfolio of investments — July 31, 2014 (unaudited)

	Face amount		Value
Bonds — (continued)
Non-US government obligations — (continued)
Kenya: 0.44%
Republic of Kenya,
5.875%, due 06/24/19[1]		$600,000	$616,500
6.875%, due 06/24/24[1]		450,000	478,125

			1,094,625

Latvia: 0.11%
Republic of Latvia,
5.250%, due 02/22/17[2]		250,000	271,342

Lithuania: 0.47%
Republic of Lithuania,
6.125%, due 03/09/21[1]		250,000	292,813
6.125%, due 03/09/21[2]		450,000	527,062
6.625%, due 02/01/22[1]		300,000	362,249

			1,182,124

Malaysia: 2.77%
Government of Malaysia,
3.197%, due 10/15/15	MYR	4,100,000	1,284,136
3.580%, due 09/28/18		2,600,000	813,151
3.741%, due 02/27/15		450,000	141,336
3.835%, due 08/12/15		450,000	141,864
4.012%, due 09/15/17		9,200,000	2,917,675
4.262%, due 09/15/16		5,100,000	1,625,019

			6,923,181

Mexico: 3.60%
Mexican Bonos,
Series M,
7.750%, due 11/13/42	MXN	4,800,000	403,785
10.000%, due 11/20/36		2,000,000	208,142
Mexican Udibonos,
Series S,
2.500%, due 12/10/20[6]		16,454,538	1,294,559
4.000%, due 11/15/40[6]		34,451,688	2,931,834
United Mexican States,
4.750%, due 03/08/44		$1,100,000	1,119,250
5.550%, due 01/21/45		800,000	912,000
6.050%, due 01/11/40		1,600,000	1,948,000
6.750%, due 09/27/34		150,000	195,000

			9,012,570

Mongolia: 1.25%
Development Bank of Mongolia LLC,
5.750%, due 03/21/17[2]		1,500,000	1,417,500
Mongolia Government International Bond,
4.125%, due 01/05/18[1]		300,000	277,125
5.125%, due 12/05/22[1]		1,650,000	1,419,000

			3,113,625

Montenegro: 0.87%
Republic of Montenegro,
7.875%, due 09/14/15	EUR	1,550,000	2,185,427

Nigeria: 1.58%
Nigeria Treasury Bills,
11.648%, due 04/23/15[7]	NGN	117,000,000	670,280
12.323%, due 04/09/15[7]		170,000,000	977,909
Republic of Nigeria,
5.125%, due 07/12/18[2]		$200,000	208,000
6.375%, due 07/12/23[2]		200,000	216,500

Global High Income Fund Inc.

Portfolio of investments — July 31, 2014 (unaudited)

	Face amount		Value
Bonds — (continued)
Non-US government obligations — (continued)
15.100%, due 04/27/17	NGN	280,000,000	$1,886,616

			3,959,305

Pakistan: 0.08%
Islamic Republic of Pakistan,
7.125%, due 03/31/16[2]		$100,000	103,500
7.875%, due 03/31/36[2]		100,000	92,250

			195,750

Peru: 2.41%
Peruvian Government International Bond,
6.950%, due 08/12/31[2]	PEN	860,000	335,802
Republic of Peru,
5.625%, due 11/18/50		$850,000	952,756
6.900%, due 08/12/37[2]	PEN	1,250,000	469,407
6.950%, due 08/12/31[1]		1,750,000	683,318
7.840%, due 08/12/20[2]		7,150,000	2,951,970
8.200%, due 08/12/26		1,442,000	633,220

			6,026,473

Philippines: 1.44%
Republic of the Philippines,
3.900%, due 11/26/22	PHP	20,000,000	457,682
4.950%, due 01/15/21		128,000,000	3,142,594

			3,600,276

Poland: 3.90%
Republic of Poland,
4.750%, due 04/25/17	PLN	16,500,000	5,594,919
5.000%, due 04/25/16		5,300,000	1,771,253
5.000%, due 03/23/22		$200,000	222,042
5.500%, due 10/25/19	PLN	6,000,000	2,162,676

			9,750,890

Romania: 1.24%
Government of Romania,
4.375%, due 08/22/23[1]		$200,000	205,000
5.750%, due 01/27/16	RON	3,150,000	997,802
5.900%, due 07/26/17		3,050,000	1,000,432
6.125%, due 01/22/44[1]		$800,000	909,000

			3,112,234

Russia: 3.81%
Russian Federation,
5.625%, due 04/04/42[1]		1,000,000	983,750
5.625%, due 04/04/42[2]		200,000	196,750
7.000%, due 01/25/23	RUB	25,100,000	610,640
7.050%, due 01/19/28		55,000,000	1,280,419
7.500%, due 03/31/30[1,8]		$548,000	619,788
7.500%, due 03/31/30[2,8]		31,510	35,638
7.600%, due 04/14/21	RUB	155,000,000	4,027,357
8.150%, due 02/03/27		69,500,000	1,786,899

			9,541,241

South Africa: 3.05%
Republic of South Africa,
5.500%, due 03/09/20		$100,000	108,625
5.875%, due 09/16/25		1,500,000	1,657,500
6.250%, due 03/31/36	ZAR	13,900,000	967,634
7.000%, due 02/28/31		14,000,000	1,106,709
7.750%, due 02/28/23		20,950,000	1,911,934
10.500%, due 12/21/26		11,050,000	1,202,258
13.500%, due 09/15/15		6,800,000	679,106

			7,633,766

Global High Income Fund Inc.

Portfolio of investments — July 31, 2014 (unaudited)

	Face amount		Value
Bonds — (continued)
Non-US government obligations — (concluded)
Sri Lanka: 0.90%
Republic of Sri Lanka,
6.250%, due 10/04/20[1]		$550,000	$583,000
6.250%, due 10/04/20[2]		1,000,000	1,060,000
7.400%, due 01/22/15[2]		600,000	613,500

			2,256,500

Thailand: 2.94%
Government of Thailand,
1.200%, due 07/14/21[2,6]	THB	161,146,050	4,876,815
3.775%, due 06/25/32		10,000,000	304,296
3.875%, due 03/07/18		2,100,000	67,579
3.875%, due 06/13/19		62,100,000	2,000,342
5.125%, due 03/13/18		3,400,000	113,931

			7,362,963

Turkey: 5.33%
Republic of Turkey,
5.125%, due 03/25/22		$1,450,000	1,531,563
5.625%, due 03/30/21		1,000,000	1,090,000
6.250%, due 09/26/22		600,000	678,000
6.750%, due 05/30/40		500,000	590,000
6.875%, due 03/17/36		250,000	298,125
7.100%, due 03/08/23	TRY	3,250,000	1,355,057
7.250%, due 03/05/38		$250,000	312,187
7.500%, due 11/07/19		200,000	236,250
8.000%, due 02/14/34		350,000	464,625
8.500%, due 09/14/22	TRY	1,500,000	682,326
10.500%, due 01/15/20		12,100,000	6,084,990

			13,323,123

Ukraine: 0.44%
Financing of Infrastructural Projects State Enterprise, 8.375%, due 11/03/17[1]		$1,150,000	1,098,066

Uruguay: 0.08%
Republic of Uruguay,
4.500%, due 08/14/24		116,000	122,670
6.875%, due 09/28/25		60,000	73,746

			196,416

Venezuela: 2.25%
Republic of Venezuela,
7.650%, due 04/21/25		2,850,000	2,136,343
7.750%, due 10/13/19[2]		215,000	181,765
7.750%, due 10/13/19[2]		150,000	126,812
8.250%, due 10/13/24[2]		2,000,000	1,564,382
9.250%, due 05/07/28[2]		280,000	227,979
9.375%, due 01/13/34		1,700,000	1,379,552

			5,616,833

Zambia: 0.40%
Republic of Zambia,
5.375%, due 09/20/22[1]		400,000	381,000
8.500%, due 04/14/24[1]		550,000	622,875

			1,003,875

Total Non-US government obligations (cost $166,146,029)			166,754,333

Global High Income Fund Inc.

Portfolio of investments — July 31, 2014 (unaudited)

	Face amount		Value
Bonds — (concluded)
Structured notes: 1.47%
Bangladesh: 0.81%
Standard Chartered Bank,
11.700%, due 06/05/18[1]
(linked to People’s Republic of Bangladesh Bonds,
11.700%, due 06/05/18)		$1,985,909	$2,032,145

Ghana: 0.19%
Citigroup Funding, Inc.,
23.000%, due 08/23/17[1]
(linked to Republic of Ghana,
23.000%, due 08/23/17)		1,750,000	474,006

Vietnam: 0.47%
Citigroup Funding, Inc.,
9.400%, due 07/03/15[1]
(linked to Socialist Republic of Vietnam Bonds,
9.400%, due 07/03/15)	VND	24,000,000,000	1,178,147

Total structured notes (cost $4,085,260)			3,684,298

Total bonds (cost $229,266,771)			229,912,041

	Shares
Short-term investment: 6.75%
Investment company: 6.75%
UBS Cash Management Prime Relationship Fund[9] (cost $16,875,974)		16,875,974	16,875,974

Total investments: 98.65% (cost $246,142,745)[10]			246,788,015
Cash and other assets, less liabilities— 1.35%			3,383,806

Net assets — 100.00%			$250,171,821

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$12,664,632
Gross unrealized depreciation	(12,019,362)

Net unrealized appreciation of investments	$645,720

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Global High Income Fund Inc.

Portfolio of investments — July 31, 2014 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)

BB	BRL	800,000	USD	350,800	09/17/14	$2,763
BB	EUR	7,035,000	USD	9,626,103	10/10/14	203,724
BB	INR	89,824,320	USD	1,486,748	09/17/14	18,402
BB	MXN	6,350,000	USD	487,169	09/17/14	8,448
BB	PEN	3,512,000	USD	1,243,758	09/17/14	(3,254)
BB	RUB	12,800,000	USD	358,493	09/17/14	4,308
BB	USD	2,078,911	CNY	12,830,000	09/17/14	(9,692)
BB	USD	148,216	IDR	1,758,586,958	09/17/14	2,442
BB	USD	2,588,716	PLN	7,895,000	09/17/14	(65,835)
BB	USD	2,757,487	RUB	96,207,999	09/17/14	(95,344)
BB	USD	3,196,022	TRY	6,874,324	09/17/14	(19,128)
BB	USD	4,289,772	ZAR	46,520,000	09/17/14	15,920
CSI	BRL	8,200,500	USD	3,584,448	09/17/14	16,850
CSI	INR	29,941,440	USD	496,212	09/17/14	6,764
CSI	MYR	900,000	USD	282,176	08/04/14	574
CSI	USD	154,122	CLP	86,339,400	09/17/14	(3,906)
CSI	USD	1,683,817	COP	3,150,000,000	09/17/14	(13,652)
CSI	USD	1,063,711	EUR	795,000	10/10/14	1,078
CSI	USD	1,243,243	MYR	3,950,000	09/17/14	(11,895)
CSI	USD	6,004,240	MYR	19,380,487	09/17/14	37,314
DB	BRL	9,084,494	USD	3,967,378	09/17/14	15,201
DB	INR	29,941,440	USD	496,130	09/17/14	6,681
DB	USD	2,501,157	INR	149,707,200	09/17/14	(53,914)
DB	USD	752,601	KRW	769,309,200	09/17/14	(5,899)
DB	USD	8,638,712	MXN	113,206,000	09/17/14	(104,222)
DB	USD	268,745	PHP	11,760,300	09/17/14	1,445
DB	USD	816,133	THB	26,638,590	09/17/14	11,686
GSI	COP	2,688,160,000	USD	1,412,591	09/17/14	(12,701)
GSI	MXN	6,350,000	USD	487,240	09/17/14	8,519
GSI	USD	5,515,706	HUF	1,250,217,499	09/17/14	(191,747)
GSI	USD	184,360	RON	600,000	09/17/14	(3,283)
MSCI	IDR	2,101,000,000	USD	177,975	09/17/14	(2,017)
Net unrealized depreciation on forward foreign currency contracts						$(234,370)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized depreciation

US Treasury futures buy contracts:
US Long Bond, 20 contracts (USD)	September 2014	$2,755,861	$2,748,125	$(7,736)
5 Year US Treasury Notes, 20 contracts (USD)	September 2014	2,397,461	2,376,719	(20,742)
10 Year US Treasury Notes, 45 contracts (USD)	September 2014	5,635,530	5,607,422	(28,108)

US Treasury futures sell contracts:
US Ultra Bond, 15 contracts (USD)	September 2014	(2,261,763)	(2,262,656)	(893)

Net unrealized depreciation on futures contracts				$(57,479)

Global High Income Fund Inc.

Portfolio of investments — July 31, 2014 (unaudited)

Foreign exchange written option activity for the period ended July 31, 2014 was as follows:

Premiums received
Foreign exchange options outstanding at October 31, 2013	$278,660
Foreign exchange options written	232,734
Foreign exchange options terminated in closing purchase transactions	(511,394)
Foreign exchange options expired prior to exercise	—

Foreign exchange options outstanding at July 31, 2014	$—

Global High Income Fund Inc.

Portfolio of investments — July 31, 2014 (unaudited)

Currency swap agreements11

	Notional Amount
Counterparty	Pay contracts	Receive contracts	Termination date	Pay rate[12]	Receive rate[12]	Upfront payments	Value	Unrealized appreciation
BB	PHP 85,653,500	USD 2,085,803	12/18/15	1.300%	6 month USD LIBOR	$—	$110,431	$110,431

Interest rate swap agreements

Counterparty	Notional amount		Termination date	Payments made by the Fund[12]	Payments received by the Fund[12]	Upfront payments	Value	Unrealized appreciation/ (depreciation)
BB	KRW	3,250,000,000	08/19/16	3.530%	3 month CD KSDA	$—	$(71,417)	$(71,417)
CITI	BRL	6,749,706	01/02/17	1 Day CDI	12.280%	—	77,663	77,663
CITI	BRL	2,814,422	01/04/21	12.570	1 Day CDI	—	(88,157)	(88,157)
CITI	KRW	2,900,000,000	08/26/16	3.410	3 month CD KSDA	—	(56,229)	(56,229)
CITI	MXN	27,530,000	03/21/19	5.510	28 day MXIBTIIE	—	(42,462)	(42,462)
CITI	MXN	16,200,000	03/14/24	28 day MXIBTIIE	6.570	—	40,336	40,336
CITI	MYR	1,950,000	08/24/15	3 month KLIBOR	3.505	—	(1,087)	(1,087)
DB	MYR	7,650,000	08/24/15	3 month KLIBOR	3.500	—	(4,412)	(4,412)
DB	TWD	85,000,000	08/22/16	1.325	3 month TWCPBA	—	(19,842)	(19,842)
DB	ZAR	12,700,000	05/31/23	3 month JIBAR	7.480	—	(37,152)	(37,152)
GSI	KRW	3,591,000,000	01/21/19	3.380	3 month CD KSDA	—	(60,072)	(60,072)
GSI	TWD	85,500,000	08/26/16	1.280	3 month TWCPBA	—	(16,738)	(16,738)
MLI	MXN	35,610,000	03/05/19	5.530	28 day MXIBTIIE	—	(56,753)	(56,753)
MLI	MXN	7,200,000	11/16/28	28 day MXIBTIIE	8.830	—	119,350	119,350
MLI	MXN	7,000,000	11/21/28	28 day MXIBTIIE	8.610	—	104,464	104,464
MLI	ZAR	35,000,000	06/04/18	3 month JIBAR	6.400	—	(90,254)	(90,254)

						$—	$(202,762)	$(202,762)

Credit default swap on credit indices—buy protection13

Counterparty	Referenced index[14]	Notional amount	Termination date	Payments made by the Fund[12]	Upfront payments received	Value	Unrealized depreciation
MLI	CDX.EM Series 20 Index	USD 12,000,000	12/20/18	5.000%	$852,000	$(1,184,997)	$(332,997)

Credit default swaps on sovereign issues — buy protection13

Counterparty	Referenced obligation[14]	Notional amount	Termination date	Payments made by the Fund[12]	Upfront payments made	Value	Unrealized depreciation
DB	Federation of Russia bond, 2.250%, due 03/31/30	USD 1,000,000	03/20/16	1.000%	$(16,785)	$10,427	$(6,358)

Credit default swaps on sovereign issues—sell protection15

Counterparty	Referenced obligation[14]	Notional amount	Termination date	Payments received by the Fund[12]	Upfront payments received	Value	Unrealized appreciation/ (depreciation)	Credit spread[16]
BB	Federal Republic of Brazil bond, 12.250%, due 03/06/30	USD 180,000	06/20/22	1.000%	$14,775	$(12,332)	$2,443	2.020%
BB	Federation of Russia bond, 2.250%, due 03/31/30	USD 2,900,000	12/20/22	1.000	277,973	(332,899)	(54,926)	2.680
DB	Federal Republic of Brazil bond, 12.250%, due 03/06/30	USD 800,000	06/20/22	1.000	64,908	(54,803)	10,105	2.020

					$357,656	$(400,034)	$(42,378)

Global High Income Fund Inc.

Portfolio of investments — July 31, 2014 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of July 31, 2014 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Corporate bonds	$—	$59,473,410	$—	$59,473,410
Non-US government obligations	—	166,754,333	—	166,754,333
Structured notes	—	3,684,298	—	3,684,298
Short-term investment	—	16,875,974	—	16,875,974
Forward foreign currency contracts	—	362,119	—	362,119
Swap agreements	—	462,671	—	462,671
Total	$—	$247,612,805	$—	$247,612,805

Liabilities
Forward foreign currency contracts	$—	$(596,489)	$—	$(596,489)
Futures contracts	(57,479)	—	—	(57,479)
Swap agreements	—	(2,129,606)	—	(2,129,606)
Total	$(57,479)	$(2,726,095)	$—	$(2,783,574)

At July 31, 2014, there were no transfers between Level 1 and Level 2.

Global High Income Fund Inc.

Portfolio of investments — July 31, 2014 (unaudited)

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, the value of these securities amounted to $34,736,257 or 13.88% of net assets.

[2]

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At July 31, 2014, the value of these securities amounted to $59,896,132 or 23.94% of net assets.

[3]	Variable or floating rate security — The interest rate shown is the current rate as of July 31, 2014 and changes periodically.
[4]	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At July 31, 2014, the value of this security amounted to $893,250 or 0.36% of net assets.
[5]	Security pays, when required, a floating rate that is determined annually based on the Argentina GDP.
[6]

Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer’s country. Only if inflation occurs will securities offer a higher real yield than a conventional government security of the same maturity.

[7]	Rate shown is the discount rate at date of purchase.
[8]	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2014. Maturity date disclosed is the ultimate maturity date.
[9]	The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Security description	Value 10/31/13	Purchases during the nine months ended 07/31/14	Sales during the nine months ended 07/31/14	Value 07/31/14	Net income earned from affiliate for the nine months ended 07/31/14
UBS Cash Management Prime Relationship Fund	$10,870,206	$68,911,987	$62,906,219	$16,875,974	$12,014

[10]

The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices, official market closing prices, current market quotations or valuations from computerized evaluation systems that derive values based on comparable investments. An evaluation investments system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also maybe valued based on appraisals derived from information concerning the investments or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment advisor of the Fund. If a market value is not available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Certain investments in which the Fund invests are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these investments as of 4:00 p.m. Eastern Time. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily net asset value.

[11]	Illiquid investment as of July 31, 2014.

Global High Income Fund Inc.

Portfolio of investments — July 31, 2014 (unaudited)

[12]	Payments made or received are based on the notional amount.
[13]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[14]	Payments from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or restructuring event with respect to the referenced index/obligation.
[15]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation.

[16]

Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

Portfolio acronyms

CD KSDA	Korean Securities Dealer Association 91-day Certificate of Deposit Rate
CDI	CHESS Depositary Interest
GDP	Gross Domestic Product
GMTN	Global Medium Term Note
JIBAR	Johannesburg Interbank Agreed Rate
JSC	Joint Stock Company
KLIBOR	Korea Interbank Offered Rate
LIBOR	London Interbank Offered Rate
MXIBTIIE	Mexico Interbank TIIE 28 Day Rate
OJSC	Open Joint Stock Company
TWCPBA	Taiwan Secondary Markets Bills Rate

Counterparty abbreviations

BB	Barclays Bank PLC
CITI	CitiBank NA
CSI	Credit Suisse International
DB	Deutsche Bank AG
GSI	Goldman Sachs International
MLI	Merrill Lynch International
MSCI	Morgan Stanley & Co. International PLC

Currency abbreviations

BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigeria Naira
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
VND	Vietnamese Dong
ZAR	South African Rand

The Fund’s Board of Directors (the “Board”) has delegated to the UBS Global Asset Management Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Fund’s portfolio holdings. The GVC is comprised of representatives of management, including members of the investment team.

The GVC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews of security valuations.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, as discussed below, securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value the Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of investments; and the evaluation of forces which influence the market in which the investments are purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US Generally Accepted Accounting Principles (“GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical investments.

Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of the Fund’s Portfolio of investments.

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards

Update 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Fund’s financial statements.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated October 31, 2013.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global High Income Fund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: September 29, 2014

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date: September 29, 2014